Intangible assets, net (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense	$ 81,953	$ 77,904
Impairment of intangibles assets	$ 0	$ 0